[Investors Bank & Trust Company letterhead,
200 Clarendon Street, Boston, MA  02116]




January 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  iShares, Inc. (the "Company"), File Nos. 33-97598, 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the prospectuses and statement of additional information for the Fund dated January 1, 2003, do not differ from that contained in Post-Effective Amendement No. 26 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on December 30, 2002.

Please address all questions regarding this filing to the undersigned at (617) 937-7804.



Very truly yours,

/s/ Sandra Madden

Sandra Madden, Esq.




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